Short-Term Investments	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Short-Term Investments	Short-Term Investments
Short-term investments are highly liquid deposits and fixed-income securities denominated in U.S. dollars and euros due from financial and nonfinancial institutions. As of December 31, 2024 and 2023, short-term investments were as follows:

(in thousands)	2024	2023

Money market deposits	$380,584	$308,675
Commercial paper	108,853	81,023
Total short-term investments	$489,437	$389,698
Money market deposits are interest-bearing deposit accounts, valued at cost with interest income accrued as earned. All instruments are classified as current assets in the accompanying balance sheet as they have an original maturity of less than one year. Interest income is determined using the effective interest rate method.
Investments in commercial paper, a marketable debt security, are classified as available for sale investments and are carried at amortized cost, which approximates fair market value. Interest income is calculated and accrued using the effective interest method.